Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2019	$ 2,371		$ 1			$ 9,783		$ (7,413)
Beginning Balance (Shares) at Dec. 31, 2019			8,901,475		2,300,000
Issuance of convertible preferred stock, net of issuance costs, Share				7,125
Issuance of convertible preferred stock, net of issuance costs		$ 10					$ 10
Exercise of stock options (in shares)	24,479				24,479
Exercise of stock options	$ 3					3
Stock-based compensation expense	78					78
Net loss	(3,639)							(3,639)
Ending Balance at Dec. 31, 2020	(1,177)		$ 1			9,874		(11,052)
Ending Balance (Shares) at Dec. 31, 2020			8,908,600		2,324,479
Exercise of stock options (in shares)					50,000
Exercise of stock options	6					6
Stock-based compensation expense	10					10
Net loss	(1,356)							(1,356)
Ending Balance at Mar. 31, 2021	(2,517)		$ 1		$ 0	9,890		(12,408)
Ending Balance (Shares) at Mar. 31, 2021			8,908,600		2,374,479
Beginning Balance at Dec. 31, 2020	(1,177)		$ 1			9,874		(11,052)
Beginning Balance (Shares) at Dec. 31, 2020			8,908,600		2,324,479
Net loss	(2,450)
Ending Balance at Jun. 30, 2021	(3,603)		$ 1		$ 0	9,898		(13,502)
Ending Balance (Shares) at Jun. 30, 2021			8,908,600		2,374,479
Beginning Balance at Dec. 31, 2020	(1,177)		$ 1			9,874		(11,052)
Beginning Balance (Shares) at Dec. 31, 2020			8,908,600		2,324,479
Conversion of convertible preferred stock to common stock, Share			(8,908,600)
Conversion of convertible preferred stock to common stock	1		$ (1)
Conversion of convertible preferred stock to common stock, Share					2,227,116
Conversion of convertible preferred stock to common stock						1
Conversion of convertible notes payable to common stock, Share					1,204,160
Conversion of convertible notes payable to common stock	7,656					7,656
Issuance of convertible preferred stock, net of issuance costs, Share					3,562,500
Issuance of convertible preferred stock, net of issuance costs	$ 14,560					14,559
Exercise of stock options (in shares)	396,979				396,979
Exercise of stock options	$ 62					62
Issuance of warrants	608					608
Stock-based compensation expense	57					57
Net loss	(8,494)							(8,494)
Ending Balance at Dec. 31, 2021	13,272		$ 0		$ 1	32,817		(19,546)
Ending Balance (Shares) at Dec. 31, 2021			0		9,715,234
Beginning Balance at Mar. 31, 2021	(2,517)		$ 1		$ 0	9,890		(12,408)
Beginning Balance (Shares) at Mar. 31, 2021			8,908,600		2,374,479
Stock-based compensation expense	8					8
Net loss	(1,094)							(1,094)
Ending Balance at Jun. 30, 2021	(3,603)		$ 1		$ 0	9,898		(13,502)
Ending Balance (Shares) at Jun. 30, 2021			8,908,600		2,374,479
Beginning Balance at Dec. 31, 2021	13,272		$ 0		$ 1	32,817		(19,546)
Beginning Balance (Shares) at Dec. 31, 2021			0		9,715,234
Stock-based compensation expense	61					61
Net loss	(2,240)							(2,240)
Ending Balance at Mar. 31, 2022	11,093				$ 1	32,878		(21,786)
Ending Balance (Shares) at Mar. 31, 2022					9,715,234
Beginning Balance at Dec. 31, 2021	13,272		$ 0		$ 1	32,817		(19,546)
Beginning Balance (Shares) at Dec. 31, 2021			0		9,715,234
Net loss	(5,258)
Ending Balance at Jun. 30, 2022	8,187				$ 1	32,990		(24,804)
Ending Balance (Shares) at Jun. 30, 2022					9,621,484
Beginning Balance at Mar. 31, 2022	11,093				$ 1	32,878		(21,786)
Beginning Balance (Shares) at Mar. 31, 2022					9,715,234
Repurchase of common stock (in shares)					(93,750)
Stock-based compensation expense	112					112
Net loss	(3,018)							(3,018)
Ending Balance at Jun. 30, 2022	$ 8,187				$ 1	$ 32,990		$ (24,804)
Ending Balance (Shares) at Jun. 30, 2022					9,621,484